RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)								1 Months Ended						3 Months Ended			12 Months Ended
	Dec. 07, 2020	Jun. 05, 2020	May 04, 2020	Apr. 07, 2020	Apr. 06, 2020	Jan. 03, 2020	Jul. 02, 2015	May 31, 2021	Mar. 31, 2021	Mar. 30, 2021	Mar. 23, 2020	Jan. 30, 2020	Jan. 16, 2020	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Feb. 12, 2021	Mar. 08, 2017	Jul. 01, 2015	Dec. 06, 2006
Exercise Prices																				$ 112,871
Warrants Purchased			106,667														250,000
Convertible Notes Payable		$ 125,000						$ 75,000	$ 91,667
Debt Conversion Rate				$ 4.9	$ 3.326			$ 9	$ 9			$ 9.978								$ 9.978
Debt Amount After Debt Forgiveness																				$ 31,662
Issuance Of Convertible Notes Payable									350,000
Indirect Interest Amount Recieved								$ 50,000	$ 200,000
Acquired Shares																				323,200
Common Stock, Shares Issued														26,335,665	25,981,203	25,922,034	26,335,665	25,922,034
Gain On Related Party Debt Conversion	$ 42,000													$ 0	$ 0	$ 0	$ 0	$ (224,166)
Debt Conversion, Converted Instrument, Shares Issued, Shares																	45,268
Accrued Interest														$ 463,900	$ 306,071	$ 313,035	$ 463,900	$ 313,035		$ 38,199		$ 18,000
Debt Amount																				74,672
Warrants Exercise Price		$ 1.50
Director [Member]
Convertible Notes Payable								400,000
IDTEC [Member]
Warrants Purchased		320,000								106,667
Debt Conversion, Converted Instrument, Shares Issued, Shares																	12,000,000
Settelment Of Outstanding Amount										$ 88,469
Warrants Exercise Price		$ 0.50								$ 1.50
Settlement Of Outstanding Judgement																	$ 88,470
Common Stock Issue For Settlement																	58,980
Lanphere Law Group [Member] | December 3 2014 [Member]
Accrued Interest																				38,199
Debt Amount																				$ 74,672
Lanphere Law Group [Member] | Stock Purchase Plan One [Member]
Debt Conversion Rate						$ 3.326
Common Stock, Shares Issued						91,233
Gain On Related Party Debt Conversion							$ 108,000
Debt Conversion, Converted Instrument, Shares Issued, Shares						3,173
Debt Amount																					$ 214,334
Common Stock Issue For Settlement						60,132
Reduction In Related Party Debt						$ 66,000
Debt Instrument Principal Value, After Forgivness						$ 31,662															106,335
Due Date Notes Payable							Dec. 02, 2015
Debt Instrument, Forgiveness																					$ 108,000
Acquired Additional Shares Of Common Stock						151,366
Purchase Price Of Additional Shares Of Common Stock						$ 66,000
Conversion Price						$ 0.399
Common Stock Issued Price Per Share						0.459
Lanphere Law Group [Member] | Stock Purchase Plan Two [Member]
Debt Conversion Rate						$ 3.326
Gain On Related Party Debt Conversion						$ 52,000
Debt Conversion, Converted Instrument, Shares Issued, Shares						21,085
Accrued Interest						$ 40,679
Reduction In Related Party Debt						169,606
Purchase Price Of Shares Issued						$ 210,285
Lanphere Law Group [Member] | Stock Purchase Plan Three [Member]
Debt Conversion Rate													$ 9.978
Gain On Related Party Debt Conversion													$ 222,000
Debt Conversion, Converted Instrument, Shares Issued, Shares													71,628
Reduction In Related Party Debt													$ 714,700
Purchase Price Of Shares Issued													$ 714,700
Vemon Justus [Member] | Stock Purchase Plan One [Member]
Debt Conversion Rate						$ 9.978
Gain On Related Party Debt Conversion						$ 70,000
Debt Conversion, Converted Instrument, Shares Issued, Shares						28,321
Accrued Interest						$ 102,587
Reduction In Related Party Debt						180,001
Purchase Price Of Shares Issued						$ 282,588
Devdatt Mishal [Member] | Stock Purchase Plan One [Member]
Debt Conversion Rate												$ 2.74395
Gain On Related Party Debt Conversion												$ 144,000
Debt Conversion, Converted Instrument, Shares Issued, Shares												166,655
Accrued Interest												$ 186,341
Reduction In Related Party Debt												270,300
Purchase Price Of Shares Issued												$ 456,641
Prakash Gadgil [Member] | Stock Purchase Plan One [Member]
Debt Conversion Rate											$ 9.978
Gain On Related Party Debt Conversion											$ 1,000
Debt Conversion, Converted Instrument, Shares Issued, Shares											195
Reduction In Related Party Debt											$ 1,950
Purchase Price Of Shares Issued											$ 1,950
Nick Noceti [Member]
Debt Conversion Rate					$ 528,879.978
Common Stock, Shares Issued					38,437
Gain On Related Party Debt Conversion					$ 49,000
Reduction In Related Party Debt					127,480
Purchase Price Of Shares Issued					$ 127,840
Charles Bennington [Member]
Debt Conversion Rate				$ 4.23
Common Stock, Shares Issued				2,277
Gain On Related Party Debt Conversion				$ 2,000
Reduction In Related Party Debt				9,656
Purchase Price Of Shares Issued				$ 9,656				$ 9	$ 9
David Gandini [Member]
Working Capital																			$ 30,000
Unseured Note Interest Rate																			0.00%